                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/07
                                               --------

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement
                                         [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    M. Safra & Co., Inc.
         ------------------------------
Address: 499 Park Avenue, 11th floor
         New York, NY 10022

Form 13F File Number: 28-12164
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank S. Bonanno
Title: Chief Financial Officer
Phone: 212-755-8555

Signature, Place, and Date of Signing:

/s/ Frank S.Bonanno New York, NY                   August 13, 2007
------------------- -----------------------------  ---------------
[Signature]         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
                                        ------------
Form 13F Information Table Entry Total:          56
                                        ------------
Form 13F Information Table Value Total: $460,174.69
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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
                                              Market Value                                                  Voting Authority
                        Title of                (x$1000)    Share/Prn   Share/ Put/ Investment  Other   ------------------------
Name Of Issuer           Class        Cusip      (USD)       Amount      Prn   Call Discretion Managers     Sole     Shared None
--------------       -------------- --------- ------------ ------------ ------ ---- ---------- -------- ------------ ------ ----
ACORN INTERNATIONAL
  INC-ADR                 ADR       004854105     846.65      35,000.00   SH           SOLE                35,000.00
AGILE SOFTWARE CORP       COM       00846X105   1,515.28     188,000.00   SH           SOLE               188,000.00
ALCOA INC                 COM       013817101   3,647.70      90,000.00   SH           SOLE                90,000.00
AQUANTIVE INC             COM       03839G105   3,062.40      48,000.00   SH           SOLE                48,000.00
AVAYA INC                 COM       053499109     976.72      58,000.00   SH           SOLE                58,000.00
BANCO MACRO-ADR        SPON ADR B   05961W105   1,982.06      60,300.00   SH           SOLE                60,300.00
BOEING CO                 COM       097023105  14,327.84     149,000.00   SH           SOLE               149,000.00
BOEING CO                 CALL       97023905   4,169.41     259,500.00   SH   CALL    SOLE               259,500.00
BRASIL TELECOM PART
  SA ADR              SPON ADR PFD  105530101   7,599.82     125,700.00   SH           SOLE               125,700.00
BRISTOL WEST
  HOLDINGS INC            COM       11037M105   2,087.12      93,300.00   SH           SOLE                93,300.00
C.H. ROBINSON
  WORLDWIDE INC         COM NEW     12541W209   8,182.62     155,800.00   SH           SOLE               155,800.00
CABLEVISION SYSTEMS     CL A NY
  CORP                   CABLVS     12686C109  14,476.00     400,000.00   SH           SOLE               400,000.00
COMCAST CORP CL A         CL A      20030N101  30,932.00   1,100,000.00   SH           SOLE             1,100,000.00
COOPER INDUSTRIES
  LTD-CL A                CL A      G24182100   6,519.68     114,200.00   SH           SOLE               114,200.00
DEERE & CO                COM       244199105  10,099.90      83,650.00   SH           SOLE                83,650.00
DELTA AIRLINES INC      COM NEW     247361702   2,107.90     107,000.00   SH           SOLE               107,000.00
DOMTAR CORP               COM       257559104  10,411.16     932,900.00   SH           SOLE               932,900.00
DOW JONES & CO INC        CALL      260561905     165.30      19,000.00   SH   CALL    SOLE                19,000.00
EATON CORP                COM       278058102   7,142.40      76,800.00   SH           SOLE                76,800.00
EQUINIX INC             COM NEW     29444U502  27,441.00     300,000.00   SH           SOLE               300,000.00
ESCHELON TELECOM
  INC                     COM       296290109   5,772.00     195,000.00   SH           SOLE               195,000.00
FAMILY DOLLAR
  STORES                  PUT       307000959          -      27,000.00   SH    PUT    SOLE                27,000.00
FIRST DATA CORP           COM       319963104   6,076.62     186,000.00   SH           SOLE               186,000.00
FLORIDA ROCK
  INDUSTRIES              COM       341140101   2,497.50      37,000.00   SH           SOLE                37,000.00
FORTRESS INVESTMENT
  GRP-CL A                CL A      34958B106  25,170.59   1,056,700.00   SH           SOLE             1,056,700.00
GARTNER INC               COM       366651107   4,918.00     200,000.00   SH           SOLE               200,000.00
GENERAL ELECTRIC
  COMPANY                 COM       369604103  29,490.91     770,400.00   SH           SOLE               770,400.00
GENERAL ELECTRIC
  COMPANY                 CALL      369604903   1,124.00     400,000.00   SH   CALL    SOLE               400,000.00
GOLDEN TELECOM INC        COM       38122G107   2,750.50      50,000.00   SH           SOLE                50,000.00
GOOGLE INC - CL A         CL A      38259P508  26,135.00      50,000.00   SH           SOLE                50,000.00
GREAT AMERN FINL RES
  INC                     COM       389915109   2,005.35      82,900.00   SH           SOLE                82,900.00
GRUPO FINANCIERO
  GALICIA-ADR        SP ADR 10 SH B 399909100   3,855.18     402,000.00   SH           SOLE               402,000.00
HAYNES
  INTERNATIONAL INC     COM NEW     420877201   5,487.95      65,000.00   SH           SOLE                65,000.00
HUNT JB TRANSPRT
  SVCS INC                COM       445658107   2,199.00      75,000.00   SH           SOLE                75,000.00
IHS INC - CLASS A         CL A      451734107  26,450.00     575,000.00   SH           SOLE               575,000.00
JETBLUE AIRWAYS
  CORP                    COM       477143101   1,668.50     142,000.00   SH           SOLE               142,000.00
LAIDLAW
  INTERNATIONAL           COM       50730R102   2,003.90      58,000.00   SH           SOLE                58,000.00
LEHMAN BROTHERS
  HOLDING CORP            COM       524908100   2,425.60      32,000.00   SH           SOLE                32,000.00
MICROSOFT CORP            COM       594918104   6,778.10     230,000.00   SH           SOLE               230,000.00
NEUSTAR INC-CLASS A       CL A      64126X201  23,176.00     800,000.00   SH           SOLE               800,000.00
NUCOR CORP                COM       670346105   2,862.12      48,800.00   SH           SOLE                48,800.00
OMNITURE INC              COM       68212S109   2,292.00     100,000.00   SH           SOLE               100,000.00
PHH CORP                  COM       693320202   4,278.89     137,100.00   SH           SOLE               137,100.00
PRAXAIR INC               COM       74005P104   5,219.28      72,500.00   SH           SOLE                72,500.00
QUALCOMM INC              COM       747525103  21,695.00     500,000.00   SH           SOLE               500,000.00
SAVVIS INC                COM       805423308  22,279.50     450,000.00   SH           SOLE               450,000.00
SERVICEMASTER
  COMPANY                 COM       81760N109   2,009.80     130,000.00   SH           SOLE               130,000.00
SPIRIT FINANCE CORP       COM       848568309   1,019.20      70,000.00   SH           SOLE                70,000.00
SPRINT NEXTEL CORP      COM FON     852061100   8,284.00     400,000.00   SH           SOLE               400,000.00
TENARIS SA-ADR          SPON ADR    88031M109   4,964.54     101,400.00   SH           SOLE               101,400.00
TODCO                     COM       88889T107   2,950.63      62,500.00   SH           SOLE                62,500.00
TRIBUNE CO                COM       896047107   6,842.73     232,746.00   SH           SOLE               232,746.00
UNITED PARCEL
  SERVICE - CL B          CL B      911312106   2,044.00      28,000.00   SH           SOLE                28,000.00
VALUECLICK INC            CALL      92046N902      60.00      50,000.00   SH   CALL    SOLE                50,000.00
XM SATELLITE RADIO
  HOLDINGS-CL A           CL A      983759101   6,259.29     531,800.00   SH           SOLE               531,800.00
YAHOO! INC                COM       984332106  29,436.05   1,085,000.00   SH           SOLE             1,085,000.00